Summary of Significant Accounting Policies (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) segment	Dec. 31, 2023 BRL (R$)
Summary of significant accounting policies [Line Items]
Number of reportable segments | segment	2
Spinnova Plc (Direct) (“Spinnova”) | Foreign countries
Summary of significant accounting policies [Line Items]
Carrying amount | R$	R$ 95,254	R$ 95,736
Proportion of ownership interest in associate	18.77%
Biological assets for production
Summary of significant accounting policies [Line Items]
Age of biological assets in formation accounted for at the formation cost	2 years